UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  June  30,  2010

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:        Pharo Management (UK) LLP
Address:     2nd Floor, 8 Lancelot Place
             London SW7 1DR
             England

Form  13F  File  Number:  28-13631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:      Guillaume Fonkenell
Title:     Managing Director
Phone:     44 (0) 20-75297000

Signature,  Place,  and  Date  of  Signing:

/s/ Guillaume Fonkenell          London, England           7/28/2010
-----------------------          ---------------          ----------
       [Signature]               [City, State]            [Date]

Report  Type  (Check  only  one.):

[ ]     13F  HOLDINGS  REPORT.  (Check  here  if all holdings of this reporting manager  are  reported  in  this  report.)

[X]     13F NOTICE.  (Check here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)

[ ]     13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number          Name

28-13630                      Pharo Management LLC